Significant Subsequent Events - Additional Information (Detail) $ in Millions	3 Months Ended
Mar. 31, 2019 TWD ($)
Unqualified photoresist materials [member]
Disclosure of non-adjusting events after reporting period [line items]
Loss from wafer contamination Loss from water contamination	$ 3,400.0